INCOME TAXES Schedule of tax effects of temporary differences that give rise to significant future tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred income tax assets (liabilities)
Property and equipment	$ 2,532	$ 3,014
Non capital loss carry-forwards	76,183	74,269
Capital loss carry-forwards	4,487	4,778
Scientific research and development expenses and credits	21,988	23,250
Reserves and other	13,716	12,086
Acquired Intangibles	(9,498)	1,629
Future income tax assets ,Total	109,408	119,026
Valuation allowance	106,210	110,802
Total	3,198	8,224
Assets
Current	4,735	4,779
Non-current	10,130	3,898
Liabilities
Non-current	(11,667)	(453)
Total	$ 3,198	$ 8,224